Intangible assets - Key assumptions used by individual CGUs for value-in-use calculations (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
North America
Intangible assets
Long-term growth rate	2.00%
North America | US Pest Control
Intangible assets
Long-term growth rate	2.00%	2.20%
Pre-tax discount rate	10.30%	7.70%
Headroom amount	£ 1,692	£ 2,121
North America | Minimum
Intangible assets
Long-term growth rate		2.00%
Pre-tax discount rate	8.40%	6.60%
North America | Maximum
Intangible assets
Long-term growth rate		2.20%
Pre-tax discount rate	10.30%	8.70%
Europe | Minimum
Intangible assets
Long-term growth rate	1.30%	1.30%
Pre-tax discount rate	6.70%	7.10%
Europe | Maximum
Intangible assets
Long-term growth rate	3.00%	3.30%
Pre-tax discount rate	15.40%	15.40%
UK & Sub Saharan Africa | Minimum
Intangible assets
Long-term growth rate	2.00%	2.00%
Pre-tax discount rate	8.00%	6.50%
UK & Sub Saharan Africa | Maximum
Intangible assets
Long-term growth rate	4.50%	4.50%
Pre-tax discount rate	12.30%	11.60%
Asia & MENAT | Minimum
Intangible assets
Long-term growth rate	1.50%	1.50%
Pre-tax discount rate	9.70%	8.20%
Asia & MENAT | Maximum
Intangible assets
Long-term growth rate	4.00%	4.00%
Pre-tax discount rate	13.90%	12.60%
Pacific | Minimum
Intangible assets
Long-term growth rate	2.00%	2.20%
Pre-tax discount rate	10.20%	9.30%
Pacific | Maximum
Intangible assets
Long-term growth rate	2.50%	2.40%
Pre-tax discount rate	11.00%	10.70%